DERIVATIVE LIABILITIES (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Reclassification of derivative liability to stockholders' equity upon exercise	$ 54,000
August 2015 Underwritten Offering [Member]
Balance at beginning of year		$ 0
Recognition of warrant liability on issuance date		6,853,000
Reclassification of derivative liability to stockholders' equity upon exercise		(3,795,000)
Change in fair value of derivative liabilities		(1,787,000)
Balance at end of year		1,271,000
Series A Preferred Stock [Member]
Reclassification of derivative liability to stockholders' equity upon exercise		150,000
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year		0
Recognition of warrant liability on issuance date		2,053,000
Reclassification of derivative liability to stockholders' equity upon exercise		0
Change in fair value of derivative liabilities		(1,124,000)
Balance at end of year		929,000
Series B Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year		0
Recognition of warrant liability on issuance date		4,275,000
Reclassification of derivative liability to stockholders' equity upon exercise		(2,617,000)
Change in fair value of derivative liabilities		(1,316,000)
Balance at end of year		342,000
Series C Preferred Stock [Member]
Reclassification of derivative liability to stockholders' equity upon exercise	$ 245,000
Series C Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year		0
Recognition of warrant liability on issuance date		178,000
Reclassification of derivative liability to stockholders' equity upon exercise		(714,000)
Change in fair value of derivative liabilities		536,000
Balance at end of year		0
Series D Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year		0
Recognition of warrant liability on issuance date		347,000
Reclassification of derivative liability to stockholders' equity upon exercise		(464,000)
Change in fair value of derivative liabilities		117,000
Balance at end of year		$ 0